Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,690,000,000	815,000,000	750,000,000
Common stock, shares issued	838,872,039	563,346,216	168,693,323
Common stock, shares outstanding	838,872,039	563,346,216	168,693,323
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	64,000,588	64,000,588
Common stock, shares outstanding	64,000,588	64,000,588